Prepayments and Other Receivables (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepayments	$ 84	524	593
Other Receivables	2,941	18,248	25,514
Total prepayments and other receivables	$ 3,025	18,772	26,107